Derivative Financial Instruments Swaps Balances (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 6,746	$ 2,947
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Other non current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	1,608	1,723
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Other non current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 1,608	$ 1,723